Operating expenses (Tables)	12 Months Ended
Oct. 31, 2025
Disclosure Of Operating Expenses [Abstract]
Disclosure of detailed information about components of general and administrative expenses [Table Text Block]
	Notes	2025	2024	2023
General and administration		$128,034	$42,113	$70,584
Rent and occupancy	10 (b)	19,702	18,514	17,663
Office insurance		2,599	1,986	1,930
Investor relations, listing and filing fees		45,956	77,535	52,756
Telephone		10,926	6,488	5,683
		$207,217	$146,636	$148,616

Disclosure of detailed information about components of professional, other fees and salaries [Table Text Block]
	2025	2024	2023
Professional fees	$260,801	$98,412	$144,244
Consulting fees	83,181	40,977	67,664
Salaries and benefits	324,140	252,017	398,144
	$668,122	$391,406	$610,052